Putnam New Jersey Tax Exempt Income Fund
The fund's portfolio
8/31/23 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 4.06% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (97.4%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.2%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/33	A+/F	$500,000	$529,883
5.00%, 10/1/32	A+/F	1,000,000	1,060,330

			1,590,213
American Samoa (0.4%)
American Samoa Econ. Dev. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/38	Ba3	500,000	478,385

			478,385
California (0.9%)
Davis, Joint Unified School Dist. G.O. Bonds, (Yolo Cnty., Election 2018), BAM, 3.00%, 8/1/38	AA	1,400,000	1,184,600

			1,184,600
Colorado (0.9%)
Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5.50%, 11/15/38	Aa3	400,000	441,705
5.00%, 11/15/37	Aa3	275,000	292,415
5.00%, 11/15/36	Aa3	425,000	456,135

			1,190,255
Delaware (2.2%)
DE River & Bay Auth. Rev. Bonds
5.00%, 1/1/40	A1	1,865,000	2,005,933
5.00%, 1/1/38	A1	410,000	447,870
5.00%, 1/1/35	A1	400,000	455,851

			2,909,654
Guam (2.0%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	630,000	641,935
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Ba1	1,400,000	1,205,965
Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 5.00%, 11/1/40	Ba1	450,000	441,958
Territory of GU, Intl. Arpt. Auth. Rev. Bonds, (Antonio B Won Pat Intl. Arpt. Auth.), Ser. A, 5.25%, 10/1/35	Baa2	265,000	262,238

			2,552,096
Missouri (1.0%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, 4.00%, 3/1/45	A2	1,520,000	1,357,030

			1,357,030
New Jersey (71.7%)
Atlantic City, G.O. Bonds, (Tax Appeal)
Ser. A, BAM, 5.00%, 3/1/42	AA	1,000,000	1,024,265
Ser. B, AGM, 5.00%, 3/1/37	AA	1,000,000	1,037,608
Atlantic Cnty., Impt. Auth. Lease Rev. Bonds, (Stockton U.), AGM
4.00%, 7/1/53	AA	600,000	550,170
4.00%, 7/1/47	AA	750,000	709,856
Camden Cnty., 144A Rev. Bonds, (Camden Prep, Inc.), 5.00%, 7/15/42	BBB-	1,180,000	1,150,403
Camden Cnty., Impt. Auth. Hlth. Care Rev. Bonds, (Cooper Hlth. Syst. Oblig. Group), 5.00%, 2/15/35 (Prerefunded 2/15/24)	A3	250,000	251,683
Camden Cnty., Impt. Auth. School Rev. Bonds, (KIPP Cooper Norcross), 6.00%, 6/15/62	BBB	1,000,000	1,033,772
Essex Cnty., Impt. Auth. Rev. Bonds, (Friends of TEAM Academy Charter School Oblig. Group), 4.00%, 6/15/56	BBB	1,500,000	1,228,139
Essex Cnty., Impt. Auth. 144A Rev. Bonds, (North Star Academy Charter School of Newark, Inc.), 4.00%, 7/15/40	BBB-	825,000	728,473
Garden State Preservation Trust Rev. Bonds, Ser. B, AGM, zero %, 11/1/24	AA	5,000,000	4,794,862
Hudson Cnty., Impt. Auth. Rev. Bonds, 3.00%, 10/1/35	AA	3,500,000	3,152,760
Hudson Cnty., Impt. Auth. Solid Waste Rev. Bonds, 4.00%, 1/1/35	AA	800,000	820,505
Monmouth Cnty., Impt. Auth. Rev. Bonds, Ser. B, 4.00%, 12/1/37	Aaa	1,500,000	1,512,387
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds, (RWJ Barnabas Hlth. Oblig. Group), 3.00%, 7/1/51	Aa3	1,750,000	1,259,809
NJ State G.O. Bonds, (Covid-19 Emergency Bonds), Ser. A
4.00%, 6/1/31	A1	3,000,000	3,143,053
3.00%, 6/1/32	A1	2,000,000	1,859,569
NJ State Econ. Dev. Auth. Rev. Bonds
(Ashland School, Inc.), 6.00%, 10/1/33	BBB	935,000	936,566
(Paterson Charter School for Science & Tech.), Ser. A, 6.00%, 7/1/32	BB	735,000	735,439
(Portal North Bridge), 5.25%, 11/1/42	A2	1,350,000	1,453,357
Ser. SSS, 5.25%, 6/15/39(FWC)	A2	1,250,000	1,321,409
Ser. WW, 5.25%, 6/15/32 (Prerefunded 6/15/25)	A2	1,000,000	1,036,735
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	1,000,000	973,146
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,750,000	1,794,063
Ser. AAA, 5.00%, 6/15/36	A2	550,000	565,700
(Provident Group-Rowan Properties, LLC), Ser. A, 5.00%, 1/1/35	B1	750,000	735,345
(Seeing Eye, Inc. (The)), 5.00%, 6/1/32	A	1,250,000	1,304,684
(Biomedical Research Fac.), Ser. A, 5.00%, 7/15/30	A2	1,000,000	1,035,464
Ser. B, 5.00%, 11/1/26	A2	3,000,000	3,141,281
(Middlesex Water, Co.), 4.00%, 8/1/59	A+	1,000,000	854,299
Ser. MMM, 4.00%, 6/15/36	A2	1,500,000	1,515,786
Ser. MMM, 4.00%, 6/15/35	A2	1,000,000	1,015,398
NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds, (UMM Energy Partners, LLC), Ser. A, 4.75%, 6/15/32	Baa2	1,000,000	1,000,086
NJ State Econ. Dev. Auth. School Rev. Bonds, (Foundation Academy Charter School), Ser. A
5.00%, 7/1/50	BBB-	1,000,000	926,062
5.00%, 7/1/38	BBB-	300,000	295,505
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa2	1,750,000	1,790,665
NJ State Edl. Fac. Auth. Rev. Bonds
(Stevens Inst. of Tech.), Ser. A, 5.00%, 7/1/35	BBB+	1,200,000	1,237,684
(Montclair State U.), Ser. B, 5.00%, 7/1/34	A2	500,000	518,862
(William Paterson U. of NJ (The)), Ser. C, AGM, 5.00%, 7/1/33	AA	225,000	248,489
(William Paterson U. of NJ (The)), Ser. C, AGM, 5.00%, 7/1/32	AA	175,000	193,341
5.00%, 7/1/30	A	607,000	623,624
Ser. A, 4.00%, 7/1/50	BBB+	3,000,000	2,515,920
(Seton Hall U.), Ser. C, AGM, 4.00%, 7/1/50	AA	250,000	226,363
(William Paterson U. of NJ (The)), Ser. C, AGM, 4.00%, 7/1/38	AA	265,000	255,760
(William Paterson U. of NJ (The)), Ser. C, AGM, 3.00%, 7/1/40	AA	275,000	226,340
(William Paterson U. of NJ (The)), Ser. C, AGM, 3.00%, 7/1/35	AA	200,000	184,772
(William Paterson U. of NJ (The)), Ser. C, AGM, 3.00%, 7/1/34	AA	125,000	118,237
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Barnabas Hlth. Oblig. Group), 5.00%, 7/1/43	Aa3	2,000,000	2,033,459
(Inspira Hlth. Oblig. Group), Ser. A, 5.00%, 7/1/42	A2	1,000,000	1,014,517
(St. Joseph's Hlth. Care Syst. Oblig. Group), 5.00%, 7/1/41	Baa3	2,015,000	1,948,342
(Princeton Hlth. Care Syst.), Ser. A, 5.00%, 7/1/39	AA	1,000,000	1,025,057
(Hackensack Meridian Hlth.), Ser. A, 5.00%, 7/1/35	AA-	800,000	842,819
(AHS Hosp. Corp.), Ser. A, 5.00%, 7/1/27	Aa3	20,000	20,010
(RWJBarnabas Hlth. Oblig. Group), Ser. A, 4.00%, 7/1/43	Aa3	500,000	481,316
(Valley Hlth. Syst. Obligated Group), 4.00%, 7/1/38	A	1,000,000	953,107
(Valley Hlth. Syst. Obligated Group), 4.00%, 7/1/36	A	1,000,000	979,308
NJ State Hlth. Care Fac. Fin. Auth. VRDN, (AHS Hosp. Corp.), Ser. B, 3.98%, 7/1/36	VMIG 1	2,200,000	2,200,000
NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds, (Single Family Hsg.), Ser. A, 4.50%, 10/1/48	Aa2	690,000	689,124
NJ State Tpk. Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/48	AA-	1,000,000	1,045,759
Ser. B, 5.00%, 1/1/40	AA-	1,000,000	1,044,147
Ser. G, 5.00%, 1/1/37	AA-	500,000	528,486
Ser. E, 5.00%, 1/1/34	AA-	1,250,000	1,273,523
Ser. E, 5.00%, 1/1/33	AA-	200,000	214,576
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. CC, 5.50%, 6/15/50	A2	500,000	545,031
(Trans. Program), Ser. AA, 5.25%, 6/15/41	A2	2,000,000	2,036,715
Ser. A, 5.00%, 12/15/34	A2	1,000,000	1,065,341
Ser. A, 5.00%, 12/15/33	A2	1,235,000	1,319,832
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	705,000	733,746
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	960,000	999,926
Ser. AA, 4.25%, 6/15/44	A2	1,000,000	982,093
Ser. A, 4.00%, 12/15/39	A2	1,000,000	978,974
(Trans. Syst.), Ser. A, zero %, 12/15/33	A2	2,500,000	1,657,052
North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds, NATL
zero %, 12/15/27	Aa3	1,005,000	864,819
zero %, 12/15/26	Aa3	1,000,000	890,753
Passaic Cnty., Impt. Auth. Rev. Bonds, (Paterson Arts & Science Charter School), 5.25%, 7/1/43	BBB-	670,000	663,000
Piscataway Twp. G.O. Bonds, 2.00%, 10/15/35	AA+	650,000	515,056
Rutgers State U. Rev. Bonds, Ser. M, 5.00%, 5/1/34	Aa3	1,000,000	1,033,280
Salem Cnty., Impt. Auth. Rev. Bonds, (Stand Up for Salem, Inc.), AGM
4.00%, 8/15/48	AA	400,000	361,400
4.00%, 8/15/42	AA	350,000	324,533
4.00%, 8/15/37	AA	525,000	498,115
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A
5.25%, 11/1/52	BBB+	2,500,000	2,580,978
5.00%, 11/1/45	BBB+	950,000	966,769
Sussex Cnty., Muni. Util. Auth. Rev. Bonds, (Waste Wtr. Facs.), Ser. B, AGM, zero %, 12/1/30	AA+	1,500,000	1,158,232
Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. B, 5.00%, 6/1/46	BBB-	930,000	915,034
Ser. A, 5.00%, 6/1/36	A-	1,500,000	1,580,519
Union Twp., Union Cnty., G.O. Bonds, 2.00%, 1/15/32	AA+	1,120,000	965,145

			92,967,589
New York (10.0%)
Metro. Trans. Auth. Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A3	2,000,000	2,003,282
Port Auth. of NY & NJ Rev. Bonds
Ser. 93, 6.125%, 6/1/94	Aa3	5,000,000	5,059,837
Ser. 189, 5.00%, 5/1/45	Aa3	1,000,000	1,013,682
Ser. 217, 5.00%, 11/1/44	Aa3	2,000,000	2,105,526
Ser. 194, 5.00%, 10/15/41	Aa3	1,000,000	1,022,023
Ser. 207, 5.00%, 9/15/32	Aa3	550,000	575,533
Ser. 207, 5.00%, 9/15/30	Aa3	1,150,000	1,205,564

			12,985,447
Ohio (1.2%)
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Otterbein Homes Oblig. Group)
4.00%, 7/1/30	A	845,000	839,456
4.00%, 7/1/28	A	705,000	700,898

			1,540,354
Pennsylvania (1.6%)
Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. A
5.00%, 1/1/39	A1	750,000	793,942
5.00%, 1/1/38	A1	750,000	798,426
Delaware River, Joint Toll Bridge Comm. Rev. Bonds, Ser. A, 5.00%, 7/1/44	A1	500,000	519,700

			2,112,068
Puerto Rico (0.9%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB/P	850,000	764,749
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/46	BB/P	500,000	416,238

			1,180,987
Texas (3.1%)
Hutto, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 8/1/48	Aaa	1,600,000	1,712,191
TX Wtr. Dev. Board State Wtr. Implementation Rev. Bonds, 5.00%, 10/15/57	AAA	1,100,000	1,161,705
Waxahachie, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 2/15/48	Aaa	1,035,000	1,106,948

			3,980,844
Virgin Islands (0.3%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/30	BB/P	330,000	332,586

			332,586

Total municipal bonds and notes (cost $131,103,948)			$126,362,108

SHORT-TERM INVESTMENTS (2.8%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.57%(AFF)	3,670,056	$3,670,056

Total short-term investments (cost $3,670,056)		$3,670,056
TOTAL INVESTMENTS

Total investments (cost $134,774,004)		$130,032,164

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2023 through August 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $129,796,029.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/23
	Short-term investments
	Putnam Short Term Investment Fund*	$415,812	$9,217,112	$5,962,868	$41,679	$3,670,056

	Total Short-term investments	$415,812	$9,217,112	$5,962,868	$41,679	$3,670,056
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety (Note 1).
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 4.06%, 5.44% and 5.66%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	23.30%
	State debt	20.0
	Education	15.3
	Health care	12.2
	Local debt	11.0
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$126,362,108	$—
Short-term investments	—	3,670,056	—

Totals by level	$—	$130,032,164	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com